Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2021
Disclosure of information about key management personnel [text block] [Abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION

19. KEY MANAGEMENT PERSONNEL COMPENSATION

	Years Ended June 30,
	2021	2020	2019

Short-term employee benefits	1,891,777	1,549,861	2,046,496
Post-employment benefits	45,180	48,947	41,062
Long-term benefits	(110,285)	20,528	23,016
Termination benefits	1,000,000	-	-
Share-based payments	1,950,565	-	20,443
	4,777,237	1,619,336	2,131,017